Property, Plants and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plants and Equipment, Net [Abstract]
Schedule of Property, Plants and Equipment	Property, plants and equipment, net, are comprised of the following as of the below dates:
	Computers, furniture and equipment	Leasehold improvements	Motor vehicles	Software	Total
Cost:
Balance at January 1, 2022	$145,333	$41,911	$8,305	$2,546	$198,095
Entrance to consolidation	4,024	453	351	111	4,939
Purchases	17,298	4,675	368	114	22,455
Disposals	(10,735)	(418)	(560)	(25)	(11,738)
Loss of Control	(684)	(1,337)	-	-	(2,021)
Exchange rate differences from translation of foreign operations	(15,259)	(2,468)	(967)	(327)	(19,021)

Balance at December 31, 2022	$139,977	$42,816	$7,497	$2,419	$192,709

Accumulated depreciation:

Balance at January 1, 2022	$108,762	$25,444	$4,673	$2,330	$141,209
Entrance to consolidation	2,803	388	219	107	3,517
Depreciation	14,709	2,834	909	75	18,527
Disposals	(10,287)	(242)	(384)	(23)	(10,936)
Loss of Control	(308)	(971)	-	-	(1,279)
Exchange rate differences from translation of foreign operations	(9,805)	(2,691)	(573)	(231)	(13,300)

Balance at December 31,2022	$105,874	$24,762	$4,844	$2,258	$137,738

Depreciated cost at December 31, 2022	$34,103	$18,054	$2,653	$161	$54,971

	Computers, furniture and equipment	Leasehold improvements	Motor vehicles	Software	Total
Cost:
Balance at January 1, 2021	$137,947	$40,458	$8,571	$2,489	$189,465
Entrance to consolidation	6,913	1,687	420	8	9,028
Purchases	14,593	2,442	645	114	17,794
Disposals	(16,699)	(1,473)	(1,542)	(5)	(19,719)
Loss of Control	-	(2,288)	-	-	(2,288)
Exchange rate differences from translation of foreign operations	2,579	1,085	211	(60)	3,815

Balance at December 31, 2021	$145,333	$41,911	$8,305	$2,546	$198,095

Accumulated depreciation:

Balance at January 1, 2021	102,197	22,024	3,855	2,213	130,289
Entrance to consolidation	5,693	1,495	331	-	7,519
Depreciation	15,805	3,532	991	140	20,468
Disposals	(15,328)	(2,242)	(954)	(5)	(18,529)
Exchange rate differences from translation of foreign operations	395	635	450	(18)	1,462

Balance at December 31, 2021	$108,762	$25,444	$4,673	$2,330	$141,209

Depreciated cost at December 31, 2021	$36,571	$16,467	$3,632	$216	$56,886